Cover	Jun. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	BOARDWALK PIPELINE PARTNERS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	01-32665
Entity Tax Identification Number	20-3265614
Entity Address, Address Line One	9 Greenway Plaza, Suite 2800
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(866)
Local Phone Number	913-2122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001336047